EARNINGS PER ORDINARY SHARE - Calculation of basic, diluted and adjusted earnings per share (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings
Attributable profit for the year	$ 663	$ 767	$ 784
Adjusted attributable profit (see below)	881	826	735
Attributable profit is reconciled to adjusted attributable profit as follows:
Attributable profit for the year	663	767	784
Acquisition-related costs	(7)	(10)	9
Restructuring and rationalisation expenses	120		62
Amortisation and impairment of acquisition intangibles	118	140	178
Legal and other	38	(13)	(20)
Profit on disposal of business			(326)
US tax reform		(32)
Taxation on excluded items	(51)	(26)	48
Amortisation and impairment of acquisition intangibles charges	113
Adjusted attributable profit (see below)	881	826	735
Legal and other charges	9	0	0
Unwinding of discount	9	5	9
Expense within share of associates	5
Legal and other charges	34	(16)	(30)
Bioventus
Earnings
Attributable profit for the year	(19)	1
Attributable profit is reconciled to adjusted attributable profit as follows:
Attributable profit for the year	(19)	1
Expense within share of associates			5
Metal-on-metal
Attributable profit is reconciled to adjusted attributable profit as follows:
Unwinding of discount	$ 4	$ 3	$ 5